BACKGROUND (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Codere Online Luxembourg S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company	Holding Company
Ownership percentage	100.00%	100.00%
Location	Luxembourg	Luxembourg
Codere Online U S Corp [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity	Supporting Entity
Ownership percentage	100.00%	100.00%
Location	United States	United States
Serviciosde Juego Online S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Holding Company	Holding Company
Ownership percentage	100.00%	100.00%
Location	Spain	Spain
Codere Online S A U [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	100.00%	100.00%
Location	Spain	Spain
Codere Online Colombia S A S [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	100.00%	100.00%
Location	Colombia	Colombia
Codere Online Panama S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	100.00%	100.00%
Location	Panama	Panama
L I F O Aen P [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	99.99%	99.99%
Location	Mexico	Mexico
Codere Scommese S R L [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	100.00%	100.00%
Location	Italy	Italy
Codere Online Operator L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	100.00%	100.00%
Location	Malta	Malta
Iberargen S A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Operating Entity	Operating Entity
Ownership percentage	95.00%	95.00%
Location	Argentina	Argentina
Codere Online Management Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity	Supporting Entity
Ownership percentage	100.00%	100.00%
Location	Malta	Malta
Codere Israel Marketing Support Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity	Supporting Entity
Ownership percentage	100.00%	100.00%
Location	Israel	Israel
Codere Gibraltar Marketing Services L T D [Member]
IfrsStatementLineItems [Line Items]
Entity Type	Supporting Entity	Supporting Entity
Ownership percentage	100.00%	100.00%
Location	Gibraltar	Gibraltar